Financial instruments	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Financial instruments	Financial instruments:
Financial instruments are either measured at amortized cost or fair value.
In the normal course of business, the Company's assets, liabilities and forecasted transactions, as reported in U.S. dollars, are impacted by various market risks including, but not limited to, natural gas prices and currency exchange rates. The time frame and manner in which the Company manages those risks varies for each item based on the Company's assessment of the risk and the available alternatives for mitigating risks.
The Company uses derivatives as part of its risk management program to mitigate variability associated with changing market values. Changes in the fair value of derivative financial instruments are recorded in earnings unless the instruments are designated as cash flow hedges, in which case the changes in fair value are recorded in other comprehensive income and are reclassified to profit or loss or accumulated other comprehensive income (loss) when the underlying hedged transaction is recognized in earnings or inventory. The Company designates as cash flow hedges certain derivative financial instruments to hedge its risk exposure to fluctuations in natural gas prices and to hedge its risk exposure to fluctuations on certain foreign-currency-denominated transactions.
The following table provides the carrying value of each category of financial assets and liabilities and the related balance sheet item:

As at	Dec 31 2022	Dec 31 2021
Financial assets:
Financial assets measured at fair value:
Derivative instruments designated as cash flow hedges [1]	$322,748	$56,802
Fair value of Egypt gas supply contract derivative [2]	11,220	—
Financial assets not measured at fair value:
Cash and cash equivalents	857,747	932,069
Trade and other receivables, excluding tax receivable	488,184	540,891
Restricted cash included in other assets	14,349	13,053
Total financial assets [3]	$1,694,248	$1,542,815
Financial liabilities:
Financial liabilities measured at fair value:
Derivative instruments designated as cash flow hedges [1]	$8,466	$60,098
Financial liabilities not measured at fair value:
Trade, other payables and accrued liabilities, excluding tax payable	656,010	660,475
Lease obligations, including current portion	870,163	717,101
Long-term debt, including current portion	2,151,513	2,158,192
Land mortgage	28,514	28,985
Total financial liabilities	$3,714,666	$3,624,851
[1]     The Geismar and Medicine Hat natural gas hedges and euro foreign currency hedges designated as cash flow hedges are measured at fair value based on industry accepted valuation models and inputs obtained from active markets.
[2] The Egypt natural gas supply contract is measured at fair value using a Monte-Carlo model classified within Level 3 of the fair value hierarchy.
[3]     The carrying amount of the financial assets represents the maximum exposure to credit risk at the respective reporting periods.

As at December 31, 2022, all of the financial instruments were recorded on the consolidated statements of financial position at amortized cost with the exception of derivative financial instruments, which were recorded at fair value unless exempted.
The fair value of derivative instruments is determined based on industry-accepted valuation models using market observable inputs and are classified within Level 2 of the fair value hierarchy and those using significant unobservable inputs classified as Level 3. The fair value of all of the Company's derivative contracts as presented in the consolidated statements of financial position are determined based on present values and the discount rates used are adjusted for credit risk. The effective portion of the changes in fair value of derivative financial instruments designated as cash flow hedges is recorded in other comprehensive income. The spot element of forward contracts in the hedging relationships is recorded in other comprehensive income as the change in fair value of cash flow hedges. The change in the fair value of the forward element of forward contracts is recorded in other comprehensive income as the forward element excluded from the hedging relationships. Once a commodity hedge settles, the amount realized during the period and not recognized immediately in the statement of income is reclassified from accumulated other comprehensive income (equity) to inventory and ultimately through cost of goods sold. Foreign currency hedges settled, are realized during the period directly to the statement of income reclassified from the statement of other comprehensive income.
Until settled, the fair value of Level 2 derivative financial instruments will fluctuate based on changes in commodity prices or foreign currency exchange rates and the fair value of Level 3 derivative financial instruments will fluctuate based on changes in the observable and unobservable valuation model inputs.
North American natural gas forward contracts
The Company manages its exposure to changes in natural gas prices for a portion of its North American natural gas requirements by executing a number of fixed price forward contracts: both financial and physical.
The Company has entered into forward contracts designated as cash flow hedges to manage its exposure to changes in natural gas prices for Geismar and Medicine Hat. Natural gas is fungible across the Geismar plants. Other costs incurred to transport natural gas from the contracted delivery point, either Henry Hub or AECO, to the relevant production facility represent an insignificant portion of the overall underlying risk and are recognized as incurred outside of the hedging relationship. No hedge ineffectiveness has been recognized in 2022 or 2021.

As at	Dec 31 2022	Dec 31 2021
Maturities	2023-2032	2022-2032
Notional quantity [1]	307,900	322,880
Notional quantity per day, annualized [1]	50 - 150	50 - 130
Notional amount	$1,014,264	$1,053,917
Net fair value	$316,008	$(3,986)
1    In thousands of Million British Thermal Units (mmBtu)

Information regarding the gross amounts of the Company's natural gas forward contracts designated as cash flow hedges in the audited consolidated statements of financial position is as follows:

As at	Dec 31 2022	Dec 31 2021
Other current assets	$32,768	$5,905
Other non-current assets	289,979	50,208
Other current liabilities	(317)	(3,961)
Other long-term liabilities	(6,422)	(56,138)
Net fair value	$316,008	$(3,986)

For the year ended December 31, 2022, the Company reclassified a gain of $55.0 million (2021 - gain of $12.7 million) for natural gas hedge settlements from accumulated other comprehensive income. Realized gains and losses related to settlements of natural gas hedges are presented separately within the Consolidated Statement of Changes in Equity.
Euro forward exchange contracts
The Company manages its foreign currency exposure to euro denominated sales by executing a number of forward contracts which it has designated as cash flow hedges for its highly probable forecast euro collections. The Company has elected to designate the spot element of the forward contracts as cash flow hedges. The forward element of the forward contracts are excluded from the designation and only the spot element is considered for the purpose of assessing effectiveness and measuring ineffectiveness. The excluded forward element of the swap contracts will be accounted for as a cost of hedging (transaction cost) to be recognized in profit or loss over the term of the hedging relationships. Ineffectiveness may arise in the hedging relationship due to changes in the timing of the anticipated transactions and/or due to changes in credit risk of the hedging instrument not replicated in the hedged item. No hedge ineffectiveness has been recognized in 2022 or 2021.
As at December 31, 2022, the Company had outstanding forward exchange contracts designated as cash flow hedges to sell a notional amount of 21.1 million euros (2021 - 25.8 million euros). The euro contracts had a negative fair value of $1.7 million included in other current liabilities (2021 - positive fair value of $0.7 million included in other current assets).
For the year ended December 31, 2022, the Company reclassified a gain of $5.7 million (2021 - gain of $1.1 million) for foreign currency hedge settlements from other comprehensive income.
Changes in cash flow hedges and excluded forward element
Information regarding the impact of changes in cash flow hedges and cost of hedging reserve in the consolidated statement of comprehensive income is as follows:

For the years ended December 31	2022	2021
Change in fair value of cash flow hedges	$(27,742)	$289,824
Forward element excluded from hedging relationships	406,029	(101,401)
	$378,287	$188,423

The amounts presented in the table above were previously presented separately in the consolidated statements of comprehensive income, but have been presented on a net basis in the consolidated statements of comprehensive income and disclosed separately in the notes to the consolidated financial statements to simplify the presentation for the users of the financial statements.
Fair value - Level 2 instruments
The table below shows the nominal cash outflows for derivative hedging instruments including natural gas forward contracts and forward exchange contracts, excluding credit risk adjustments, based upon contracted settlement dates. The amounts reflect the maturity profile of the hedging instruments and are subject to change based on the prevailing market rate at each of the future settlement dates. Financial asset derivative positions, if any, are held with investment-grade counterparties and therefore the settlement day risk exposure is considered to be negligible.

As at	Dec 31 2022	Dec 31 2021
Within one year	$2,050	$3,854
1-3 years	7,132	24,250
3-5 years	—	21,500
More than 5 years	—	17,737
	$9,182	$67,341

The fair value of the Company’s derivative financial instruments as disclosed above are determined based on Bloomberg quoted market prices, which are adjusted for credit risk.
The Company is exposed to credit-related losses in the event of non-performance by counterparties to derivative financial instruments but does not expect any counterparties to fail to meet their obligations. The Company deals with only highly rated investment-grade counterparties. The Company is exposed to credit risk when there is a positive fair value of derivative financial instruments at a reporting date. The maximum amount that would be at risk if the counterparties to derivative financial instruments with positive fair values failed completely to perform under the contracts was $322.7 million as at December 31, 2022 (2021 - $56.8 million).
The carrying values of the Company’s financial instruments approximate their fair values, except as follows:

As at	December 31, 2022		December 31, 2021
	Carrying value	Fair value	Carrying value	Fair value
Long-term debt excluding deferred financing fees	$2,168,585	$1,953,932	$2,177,499	$2,292,787

Long-term debt consists of limited recourse debt facilities and unsecured notes. There is no publicly traded market for the limited recourse debt facilities. The fair value of the limited recourse debt facilities as disclosed on a recurring basis and categorized as Level 2 within the fair value hierarchy is estimated by reference to current market rates as at the reporting date. The fair value of the unsecured notes disclosed on a recurring basis and also categorized as Level 2 within the fair value hierarchy is estimated using quoted prices and yields as at the reporting date. The fair value of the Company’s long term debt will fluctuate until maturity.
Fair value - Level 3 instrument
The Company holds a long-term natural gas supply contract expiring in 2035 with the Egyptian Natural Gas Holding Company ("EGAS"), a State-Owned enterprise in Egypt. The natural gas supply contract includes a base fixed price plus a premium based on the realized price of methanol for the full volume of natural gas to supply the plant for the remainder of its useful life. The terms of this contract were amended during the third quarter of 2022 to redirect and sell the plant's contracted natural gas for a three-month period (see note 26). The amendment has modified the accounting for the contract resulting in the contract being treated as a derivative measured at fair value.
There is no observable, liquid spot market or forward curve for natural gas in Egypt. In addition, there are limited observable prices for natural gas in Egypt as all natural gas purchases and sales are controlled by the government and the observed prices differ based on the produced output or usage.
Due to the absence of an observable market price for an equivalent or similar contract to measure fair value, the contract's fair value is estimated using a Monte-Carlo model. The Monte-Carlo model includes significant unobservable inputs and as a result is classified within Level 3 of the fair value hierarchy. We consider market participant assumptions in establishing the model inputs and determining fair value, including adjusting the base fixed price and methanol based premium at the valuation date to consider estimates of inflation since contract inception.
At December 31, 2022 the fair value of the derivative associated with the remaining term of the natural gas supply contract is $11.2 million recorded in Other assets. Changes in fair value of the contract are recognized in Finance income and other expenses.
The table presents the Level 3 inputs and the sensitivities of the Monte-Carlo model valuation to changes in these inputs:

	Sensitivities
Valuation input	Input value or range	Change in input	Resulting change in valuation
Methanol price volatility (before impact of mean reversion)	35%	+/- 5%	$+6/-5 million
Methanol price forecast	$330 - $500 per MT	+/- $25 per MT	$+4/-3 million
Discount rate	8.9%	+/- 1%	$+/-1 million
It is possible that the assumptions used in establishing fair value amounts will differ from future outcomes and the impact of such variations could be material.